Borrowings - Total Borrowings (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Borrowings and capital resources
Current borrowings	€ 11,961	€ 8,488
Non-current borrowings	58,131	59,272
Borrowings	(70,092)	(67,760)
Associates
Borrowings and capital resources
Secured bank borrowings	1,382	1,247
Bonds
Borrowings and capital resources
Current borrowings	1,875	2,251
Non-current borrowings	46,156	44,634
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,316	1,390
Bonds | Currency swap contract
Borrowings and capital resources
Impact of hedging instrument not reflected in carrying value of borrowings	1,456	127
Bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Borrowings and capital resources
Non-current borrowings	46,156	44,634
Financial liabilities at fair value	46,348	48,630
Bank loans
Borrowings and capital resources
Current borrowings	688	658
Non-current borrowings	629	761
Collateral liabilities
Borrowings and capital resources
Current borrowings	2,914	962
Lease liabilities.
Borrowings and capital resources
Current borrowings	2,729	3,123
Non-current borrowings	9,810	9,909
Bank borrowings secured against Indian assets
Borrowings and capital resources
Current borrowings	1,382	862
Non-current borrowings		385
Secured bank borrowings	1,400
Other short-term borrowings
Borrowings and capital resources
Licence and Spectrum Fees Payable in current borrowings	2,165	381
Current borrowings	2,373	632
Other long-term borrowings
Borrowings and capital resources
Licence and Spectrum Fees Payable in non current borrowings	1,273	3,312
Non-current borrowings	1,536	€ 3,583
Derivative instruments in designated hedge relationships
Borrowings and capital resources
Net debt	€ 1,316